Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
McElhenny Sheffield Managed Risk ETF | McElhenny Sheffield Managed Risk ETF Class
Prospectus [Line Items]
Annual Return [Percent]	15.78%	21.58%	18.52%	(11.93%)